Segmented Information - Summary of sales to individual customers that exceed 10 % of annual Metal sales (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure of major customers [abstract]
Percentage of annual sales threshold	10.00%